UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 9/30/06

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising stocks and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Interview With Your Portfolio Managers	2

Performance and Portfolio Overview	4

Understanding and Comparing Your Fund’s Expenses	9

Portfolios of Investments	11

Statements of Assets and Liabilities	14

Statements of Operations	16

Statements of Changes in Net Assets	17

Notes to Financial Statements	19

Financial Highlights	29

Report of Independent Registered Public Accounting Firm	32

Directors and Officers	33

Additional Series Information	36

To The Shareholders

We are pleased to present the first annual shareholder report for Seligman TargetHorizon ETF Portfolios, Inc. This report contains a discussion with your Portfolio Managers as well as each Fund’s investment results, portfolio of investments, and financial statements.

From commencement of operations on October 3, 2005 to September 30, 2006, Seligman TargETFund Core delivered a total return of 8.58%, Seligman TargETFund 2015 delivered a total return of 10.78%, and Seligman TargETFund 2025 delivered a total return of 10.87%, all based on the net asset value of each Fund’s Class A shares. For the same period, the Dow Jones Target Today Index delivered 5.30%, the Dow Jones Target 2015 Index delivered 6.80%, and the Dow Jones Target 2025 Index delivered 9.85%.

We are also pleased to announce the launch, on October 2, 2006, of two additional Funds: Seligman TargETFund 2035 and Seligman TargETFund 2045.

Thank you for your support of Seligman TargetHorizon ETF Portfolios. We look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

November 29, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Mail Inquiries To:
P.O. Box 9759
Providence, RI 02940–9759

General Counsel
Sullivan & Cromwell LLP

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
(800) 221-2450 Shareholder Services (800) 445-1777 Retirement Plan Services (212) 682-7600 Outside the United States (800) 622-4597 24-Hour Automated Telephone Access Service

Interview With Your Portfolio Managers
John B. Cunningham and Charles W. Kadlec

Q:	How did Seligman TargetHorizon ETF Portfolios, Inc. perform from inception on October 3, 2005 through September 30, 2006?

A:	For the period ended September 30, 2006, based on the net asset value of each Fund’s Class A shares, Seligman TargETFund Core delivered a total return of 8.58%, Seligman TargETFund 2015 delivered 10.78%, and Seligman TargETFund 2025 delivered 10.87%. During the same time, TargETFund Core’s benchmark, the Dow Jones Target Today Index, delivered 5.30%,TargETFund 2015’s benchmark, the Dow Jones Target 2015 Index, delivered 6.80%, and TargETFund 2025’s benchmark, the Dow Jones Target 2025 Index, delivered 9.85%. These Dow Jones Indices were designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time, such as Seligman TargetHorizon ETF Portfolios, whose allocations are automatically adjusted to reduce potential risk over time.

Q:	What market conditions and events materially affected the performance of the Funds from inception on October 3, 2005 through September 30, 2006?

A:	During the period under review, markets around the world were affected by a wide variety of events that both helped and hurt investors. For example, the US economy and equity markets were strong in the final quarter of 2005 and the first quarter of 2006, and especially so in the third quarter of 2006 — both the Dow Jones Industrial Average and the S&P 500 established 2006 highs during those three months. The strong performances came despite a number of concerns — such as spikes in energy prices, continuing geopolitical tensions, and uncertainty over interest rates, inflation and residential real estate — that precipitated a dramatic market decline during the second quarter of 2006. Key factors offsetting negative events included solid corporate earnings, a drop in energy prices toward the end of the summer and an apparent pause in interest-rate hikes.

Q:	What investment strategies or techniques materially affected the Funds’ performances during the period?

A:	The Funds use an investment process that materially affects performance in two ways. First, the process focuses on the appropriate balance of equity securities, fixed income securities, and real estate investment trusts (REITs) given the specific time frames over which money will be invested.

Portfolio Management

Seligman TargetHorizon ETF Portfolios is managed by John B. Cunningham and Charles W. Kadlec. Mr. Cunningham is a Managing Director and Chief Investment Officer of J. & W. Seligman & Co. Incorporated. Mr. Kadlec is a Director and Managing Director of J. & W. Seligman & Co. Incorporated and President of Seligman Advisors, Inc. and Seligman Services, Inc. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester.

Interview With Your Portfolio Managers
John B. Cunningham and Charles W. Kadlec

Most investors have invested too little in equities in general, and small- and mid-cap equities in particular, because of concerns about higher short-term volatility generated by these investments. As a consequence, they do not benefit from the higher returns that equities have historically generated over time. Second, our investment process uses a risk-management system called “migration.” Migration methodically reduces exposure to volatility over time. It can increase the ability of individual investors, and financial advisors, to stay invested during turbulent markets and to avoid chasing winners during positive market environments. A system that mitigates the emotional aspect of human behavior which contributes to the human phenomena of buying high and selling low, to chasing last year’s winners on the one hand, or hiding in cash on the other, is, in our opinion, a significant source of value. That value is especially apparent in light of the highly volatile markets during the late spring and early summer. Each of the Funds’ underlying holdings experienced significant negative volatility during this period — for example, the ETF used to implement allocations to emerging markets plummeted more than 11% in a single month. Given the discipline of our two-part, research-based investment process, however, the Funds stayed on their strategic course, maintained appropriate diversification and did not succumb to the temptation to make short-term changes in an attempt to avoid volatility. Despite the volatility that occurred during the year ending September 30, 2006, every asset class to which the Funds allocated ended up delivering positive returns over the period, and as a result of our process, shareholders were well positioned to benefit.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman TargetHorizon ETF Portfolios, Inc. ( the “Series” ) and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to reimburse each Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses) to the extent that they exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. Such an undertaking will remain in effect until at least January 31, 2008. Absent such reimbursements, returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares do not have sales charges.

The charts compare a $10,000 hypothetical investment made in the Seligman TargETFund Core, Seligman TargETFund 2015 and Seligman TargETFund 2025, with and without the initial 4.75% maximum sales charge for Class A shares, with the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) for Class C shares, with the 1% CDSC for Class D and Class R shares, and without any sales charges for Class I shares, to $10,000 investments in the Dow Jones Target Today Index, the Dow Jones Target 2015 Index and the Dow Jones Target 2025 Index (as applicable) for the period from the opening of business October 3, 2005 (commencement of operations) to September 30, 2006.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Seligman TargetHorizon ETF Portfolios’ prospectus or statement of additional information.

Performance and Portfolio Overview
Seligman TargETFund Core

Investment Results

Total Returns
For Periods Ended September 30, 2006

	Six Months*	One Year**
Class A
With Sales Charge	(1.10)%	3.36%
Without Sales Charge	3.85	8.58
Class C
With Sales Charge and 1% CDSC	1.62	5.99
Without Sales Charge and CDSC	3.58	8.03
Class D
With 1% CDSC	2.44	6.88
Without CDSC	3.44	7.88
Class I	4.12	9.03
Class R
With 1% CDSC	2.65	7.32
Without CDSC	3.65	8.32
Benchmarks***
Dow Jones Target Today Index	2.63	5.30
Lipper Fund of Funds Unaffiliated Average	0.38	8.20
Lipper Mixed-Asset Target Allocation Moderate Funds Average	2.68	7.34

Net Asset Value Per Share

	9/30/06	3/31/06	10/3/05**
Class A	$7.60	$7.39	$7.14
Class C	7.61	7.39	7.14
Class D	7.60	7.39	7.14
Class I	7.61	7.39	7.14
Class R	7.59	7.39	7.14

Portfolio Allocation to Exchange-Traded Funds	9/30/06
Percent
Large- and Mid-Cap Equity Funds	44.9
Fixed-Income Funds	35.1
REIT Funds	10.0
International Equity Funds	10.0
Total	100.0

See footnotes on page 8.

Performance and Portfolio Overview
Seligman TargETFund 2015

Investment Results

Total Returns
For Periods Ended September 30, 2006

	Six Months*	One Year**
Class A
With Sales Charge	(3.79)%	5.47%
Without Sales Charge	1.03	10.78
Class C
With Sales Charge and 1% CDSC	(1.24)	8.36
Without Sales Charge and CDSC	0.77	10.43
Class D
With 1% CDSC	(0.23)	9.43
Without CDSC	0.77	10.43
Class I	1.29	11.11
Class R
With 1% CDSC	(0.10)	9.63
Without CDSC	0.90	10.63
Benchmarks***
Dow Jones Target 2015 Index	2.75	6.80
Lipper Fund of Funds Unaffiliated Average	0.38	8.20
Lipper Mixed-Asset Target Allocation 2020 Funds Average	2.00	8.08

Net Asset Value Per Share

	9/30/06	3/31/06	10/3/05**
Class A	$7.86	$7.78	$7.14
Class C	7.84	7.78	7.14
Class D	7.84	7.78	7.14
Class I	7.88	7.78	7.14
Class R	7.85	7.78	7.14

Portfolio Allocation to Exchange-Traded Funds	9/30/06
Percent
Large- and Mid-Cap Equity Funds	45.0
International Equity Funds	19.3
Small-Cap Equity Funds	13.7
Fixed-Income Funds	12.0
REIT Funds	10.0
Total	100.0

See footnotes on page 8.

Performance and Portfolio Overview
Seligman TargETFund 2025

Investment Results

Total Returns
For Periods Ended September 30, 2006

	Six Months*	One Year**
Class A
With Sales Charge	(5.07)%	5.55%
Without Sales Charge	(0.38)	10.87
Class C
With Sales Charge and 1% CDSC	(2.74)	8.36
Without Sales Charge and CDSC	(0.76)	10.42
Class D
With 1% CDSC	(1.75)	9.42
Without CDSC	(0.76)	10.42
Class I	(0.25)	11.05
Class R
With 1% CDSC	(1.50)	9.72
Without CDSC	(0.51)	10.72
Benchmarks***
Dow Jones Target 2025 Index	1.58	9.85
Lipper Fund of Funds Unaffiliated Average	0.38	8.20
Lipper Mixed-Asset Target Allocation 2030 Funds Average	1.23	9.38

Net Asset Value Per Share

	9/30/06	3/31/06	10/3/05**
Class A	$7.87	$7.90	$7.14
Class C	7.84	7.90	7.14
Class D	7.84	7.90	7.14
Class I	7.88	7.90	7.14
Class R	7.86	7.90	7.14

Portfolio Allocation to Exchange-Traded Funds	9/30/06
Percent
Large- and Mid-Cap Equity Funds	45.0
International Equity Funds	29.4
Small-Cap Equity Funds	24.0
REIT Funds	0.8
Fixed-Income Funds	0.8
Total	100.0

See footnotes on page 8.

Performance and Portfolio Overview

*	Returns for periods of less than one year are not annualized.
**	Returns and Net Asset Value Per Share are from the opening of business on October 3, 2005.
***
Dow Jones Target Today Index, Dow Jones Target 2015 Index and Dow Jones Target 2025 Index (the “Dow Jones Target Date Indices”) and the Lipper Fund of Funds Unaffiliated Average, the Lipper Mixed-Asset Target Allocation Moderate Funds Average, the Lipper Mixed-Asset Target Allocation 2020 Funds Average, and the Lipper Mixed-Asset Target Allocation 2030 Funds Average (the “Lipper Averages”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any taxes or sales charges, and the Dow Jones Target Date Indices do not reflect the any taxes, fees, or sales charges. The Dow Jones Target Date Indices were designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time. Each index within the Dow Jones Target Date Indices allocates among stock, bond, and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component and Lehman Brothers indices make up the bond and cash components. The asset classes are weighted within each Dow Jones Target Date Index to reflect a targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index’s maturity date approaches. As of October 1, 2006, the subindex allocation of each index represented: Dow Jones Target Today Index: 11.4% equity, 35.9% fixed income, and 52.7% cash; Dow Jones Target 2015 Index: 35.1% equity, 60.9% fixed income, and 4% cash; and Dow Jones Target 2025 Index: 66.8% equity, 29.2% fixed income, and 4% cash. The Lipper Mixed-Asset Target Allocation Moderate Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 40–60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target Allocation 2020 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2020. The Lipper Mixed-Asset Target Allocation 2030 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2030. The Lipper Fund of Funds Unaffiliated Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are not managed by an affiliated investment manager. Investors cannot invest directly in an average or index.

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight the ongoing Fund expenses only and do not reflect the operating expenses of the exchange-traded funds (“ETFs”) in which a Fund invests (the “Underlying ETFs”), or any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing Fund expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if Underlying ETF expenses and transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of April 1, 2006 and held for the entire six-month period ended September 30, 2006.

Actual Expenses

The table on page 10 provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on page 10.)

Understanding and Comparing
Your Fund’s Expenses

			Actual		Hypothetical
	Beginning Account Value 4/1/06	Annualized Expense Ratio*	Ending Account Value 9/30/06	Expenses Paid During Period** 4/1/06 to 9/30/06	Ending Account Value 9/30/06	Expenses Paid During Period** 4/1/06 to 9/30/06

Seligman TargETFund Core
Class A	$1,000.00	0.98%	$1,038.50	$5.01	$1,020.16	$4.96
Class C	1,000.00	1.73	1,035.80	8.83	1,016.39	8.74
Class D	1,000.00	1.73	1,034.40	8.82	1,016.39	8.74
Class I	1,000.00	0.61	1,041.20	3.12	1,022.01	3.09
Class R	1,000.00	1.23	1,036.50	6.28	1,018.90	6.23

Seligman TargETFund 2015
Class A	$1,000.00	0.98%	$1,010.30	$4.94	$1,020.16	$4.96
Class C	1,000.00	1.73	1,007.70	8.71	1,016.39	8.74
Class D	1,000.00	1.73	1,007.70	8.71	1,016.39	8.74
Class I	1,000.00	0.61	1,012.90	3.08	1,022.01	3.09
Class R	1,000.00	1.23	1,009.00	6.19	1,018.90	6.23

Seligman TargETFund 2025
Class A	$1,000.00	0.98%	$996.20	$4.90	$1,020.16	$4.96
Class C	1,000.00	1.73	992.40	8.64	1,016.39	8.74
Class D	1,000.00	1.73	992.40	8.64	1,016.39	8.74
Class I	1,000.00	0.61	997.50	3.05	1,022.01	3.09
Class R	1,000.00	1.23	994.90	6.15	1,018.90	6.23

*
Expenses of Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectus for a description of each share class and its fees, expenses and sales charges. Expenses, as presented in the table, do not include the expenses of the Underlying ETFs which, as of September 30, 2006, were 0.23%, 0.25% and 0.26% per annum for Seligman TargETFund Core, Seligman TargETFund 2015 and Seligman TargETFund 2025, respectively. J. & W. Seligman & Co. Incorporated, the Manager, has contractually undertaken to reimburse a portion of each Fund’s expenses, other than management, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses. Absent such reimbursement, the expense ratios and expenses paid for the period would have been higher.

**
Expenses are equal to the Funds’ annualized expense ratios based on actual expenses for the period April 1, 2006 to September 30, 2006, multiplied by the average account value over the period, multiplied by 183/365 (number of days in the period).

Portfolios of Investments
September 30, 2006

Seligman TargETFund Core

	Shares or Principal Amount		Value
Exchange-Traded Funds 95.9%
Large- and Mid-Cap Equity Funds 43.1%
iShares DJ Select Dividend Index Fund	64,681	shs.	$4,296,759
iShares Russell Midcap Index Fund	22,964		2,141,393
SPDR Trust Series 1	96,600		12,903,828
			19,341,980
Fixed-Income Funds 33.6%
iShares iBoxx $ Investment Grade Corporate Bond Fund	40,372		4,312,941
iShares Lehman Aggregate Bond Fund	64,613		6,471,638
iShares Lehman US Treasury Inflation Protected Securities	42,579		4,306,866
			15,091,445
International Equity Funds 9.6%
iShares MSCI EAFE Index Fund	63,523		4,303,683
REIT Funds 9.6%
iShares Dow Jones U.S. Real Estate Index Fund	55,732		4,299,724
Total Exchange-Traded Funds (Cost $41,364,775)			43,036,832
Repurchase Agreement 2.5%
State Street Bank, 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of $1,127,427, collateralized by: $950,000 US Treasury Notes 7.25%, 5/15/2016, with a fair market value of $1,164,157	$1,127,000		1,127,000
Total Investments (Cost $42,491,775) 98.4%			44,163,832

Other Assets Less Liabilities 1.6%			731,231

Net Assets 100.0%			$44,895,063

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2006

Seligman TargETFund 2015

	Shares or Principal Amount		Value
Exchange-Traded Funds 98.7%
Large- and Mid-Cap Equity Funds 44.4%
iShares DJ Select Dividend Index Fund	2,900	shs.	$192,647
iShares Russell Midcap Index Fund	58,749		5,478,344
SPDR Trust Series 1	36,375		4,858,972
			10,529,963
International Equity Funds 19.0%
iShares MSCI EAFE Index Fund	50,616		3,429,234
iShares MSCI Emerging Markets Index Fund	11,218		1,085,566
			4,514,800
Small-Cap Equity Funds 13.5%
iShares Russell 2000 Index Fund	44,542		3,207,024
Fixed-Income Funds 11.9%
iShares iBoxx $ Investment Grade Corporate Bond Fund	21,924		2,342,141
iShares Lehman Aggregate Bond Fund	2,950		295,472
iShares Lehman US Treasury Inflation Protected Securities Fund	1,800		182,070
			2,819,683
REIT Funds 9.9%
iShares Dow Jones U.S. Real Estate Index Fund	30,272		2,335,485
Total Exchange-Traded Funds (Cost $22,514,260)			23,406,955
Repurchase Agreement 0.3%
State Street Bank, 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of $64,024, collateralized by: $55,000 US Treasury Notes, 7.25%, 5/15/2016, with a fair market value of $67,399	$64,000		64,000
Total Investments (Cost $22,578,260) 99.0%			23,470,955

Other Assets Less Liabilities 1.0%			241,364

Net Assets 100.0%			$23,712,319

See Notes to Financial Statements.

Portfolios of Investments
September 30, 2006

Seligman TargETFund 2025

	Shares or Principal Amount		Value
Exchange-Traded Funds 99.2%
Large- and Mid-Cap Equity Funds 44.6%
iShares Russell Midcap Index Fund	51,301	shs.	$4,783,818
SPDR Trust Series 1	28,650		3,827,067
			8,610,885
International Equity Funds 29.2%
iShares MSCI EAFE Index Fund	55,728		3,775,572
iShares MSCI Emerging Markets Index Fund	19,134		1,851,597
			5,627,169
Small-Cap Equity Funds 23.8%
iShares Russell 2000 Index Fund	63,921		4,602,312
REIT Funds 0.8%
iShares Dow Jones U.S. Real Estate Index Fund	2,050		158,158
Fixed-Income Funds 0.8%
iShares iBoxx $ Investment Grade Corporate Bond Fund	1,400		149,562
Total Exchange-Traded Funds (Cost $18,532,169)			19,148,086
Repurchase Agreement 0.2%
State Street Bank, 4.55%, dated 9/29/2006, maturing 10/2/2006, in the amount of $34,013, collateralized by: $30,000 US Treasury Notes 7.25%, 5/15/2016, with a fair market value of $36,763	$34,000		34,000
Total Investments (Cost $18,566,169) 99.4%			19,182,086

Other Assets Less Liabilities 0.6%			113,152

Net Assets 100.0%			$19,295,238

See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2006

	Seligman TargETFund Core	Seligman TargETFund 2015	Seligman TargETFund 2025
Assets:
Investments, at value:
Exchange-traded funds	$43,036,832	$23,406,955	$19,148,086
Short-term holdings	1,127,000	64,000	34,000
Total investments*	44,163,832	23,470,955	19,182,086
Cash	—	—	405
Receivable for Capital Stock sold	1,936,203	1,079,059	355,830
Dividend and interest receivable	131,992	68,347	46,960
Receivable from the Manager	22,512	17,201	19,890
Expenses prepaid to shareholder service agent	2,847	1,708	1,594
Other	3,160	2,194	2,062
Total Assets	46,260,546	24,639,464	19,608,827

Liabilities:
Payable for securities purchased	849,157	763,231	215,352
Payable for Capital Stock repurchased	261,694	117,047	56,632
Dividend payable	169,866	—	—
Distribution and service (12b-1) fees payable	23,629	12,126	10,368
Management fee payable	16,850	8,933	7,601
Bank overdraft	7,106	337	—
Accrued expenses and other	37,181	25,471	23,636
Total Liabilities	1,365,483	927,145	313,589
Net Assets	$44,895,063	$23,712,319	$19,295,238

Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$2,040	$1,203	$834
Class C	1,624	1,085	817
Class D	1,991	646	650
Class I	87	86	153
Class R	164	2	2
Additional paid-in capital	43,043,272	22,717,008	18,680,000
Undistributed net investment income	27,764	55,413	—
Undistributed/accumulated net realized gain (loss)	146,064	44,181	(3,135)
Net unrealized appreciation of investments	1,672,057	892,695	615,917
Net Assets	$44,895,063	$23,712,319	$19,295,238

(Continued on page 15.)

See footnotes on page 15.

Statements of Assets and Liabilities
(continued)
September 30, 2006

	Seligman TargETFund Core	Seligman TargETFund 2015	Seligman TargETFund 2025
Net Assets:
Class A	$15,504,871	$9,451,601	$6,563,649
Class C	12,350,213	8,506,439	6,411,713
Class D	15,137,807	5,058,873	5,096,866
Class I	659,872	679,691	1,209,398
Class R	1,242,300	15,715	13,612

Shares of Capital Stock Outstanding:
Class A	2,039,535	1,202,730	833,607
Class C	1,623,839	1,085,386	817,428
Class D	1,990,619	645,575	650,101
Class I	86,758	86,298	153,412
Class R	163,605	2,001	1,731

Net Asset Value Per Share:
Class A	$7.60	$7.86	$7.87
Class C	7.61	7.84	7.84
Class D	7.60	7.84	7.84
Class I	7.61	7.88	7.88
Class R	7.59	7.85	7.86
* Cost of total investments:	$42,491,775	$22,578,260	$18,566,169

See Notes to Financial Statements.

Statements of Operations
For the Period October 3, 2005* to September 30, 2006

	Seligman TargETFund Core	Seligman TargETFund 2015	Seligman TargETFund 2025
Investment Income:
Dividends	$699,040	$238,488	$131,278
Interest	33,698	2,894	2,511
Total Investment Income	732,738	241,382	133,789

Expenses:
Distribution and service (12b-1) fees	141,478	76,429	64,550
Management fees	110,219	57,542	50,588
Registration	58,315	54,237	53,113
Shareholder account services	42,507	25,404	24,176
Auditing and legal fees	29,894	19,919	18,905
Custody and related services	17,740	13,984	10,598
Shareholder reports and communications	9,291	5,649	5,230
Directors’ fees and expenses	5,525	5,238	5,192
Miscellaneous	3,520	3,358	3,278
Total Expenses Before Reimbursement	418,489	261,760	235,630
Reimbursement of expenses (Note 4)	(116,582)	(101,817)	(98,278)
Total Expenses After Reimbursement	301,907	159,943	137,352
Net Investment Income (Loss)	430,831	81,439	(3,563)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	186,779	50,583	24,946
Net unrealized appreciation of investments	1,672,057	892,695	615,917
Net Gain on Investments	1,858,836	943,278	640,863
Increase in Net Assets from Operations	$2,289,667	$1,024,717	$637,300

* Commencement of operations.

See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Period October 3, 2005* to September 30, 2006

	Seligman TargETFund Core	Seligman TargETFund 2015	Seligman TargETFund 2025
Operations:
Net investment income (loss)	$430,831	$81,439	$(3,563)
Net realized gain on investments	186,779	50,583	24,946
Net unrealized appreciation of investments	1,672,057	892,695	615,917
Increase in Net Assets from Operations	2,289,667	1,024,717	637,300

Distributions to Shareholders:
Net investment income:
Class A	(214,641)	(13,355)	—
Class C	(81,364)	(9,310)	—
Class D	(90,688)	(4,053)	—
Class I	(10,588)	(2,534)	—
Class R	(10,499)	(31)	—
Total	(407,780)	(29,283)	—
Net realized short-term gain on investments:
Class A	(3,943)	—	(8,980)
Class C	(1,510)	—	(7,650)
Class D	(1,243)	—	(682)
Class I	(204)	—	(4,060)
Class R	(3)	—	(29)
Total	(6,903)	—	(21,401)
Decrease in Net Assets from Distributions	(414,683)	(29,283)	(21,401)

(Continued on page 18.)

See footnotes on page 18.

Statements of Changes in Net Assets
(continued)
For the Period October 3, 2005* to September 30, 2006

	Seligman TargETFund Core	Seligman TargETFund 2015	Seligman TargETFund 2025
Capital Share Transactions:
Net proceeds from sales of shares	$45,726,565	$22,761,415	$18,061,291
Investment of dividends	206,955	27,965	—
Exchanged from associated funds	4,041,823	1,446,528	2,391,936
Investment of gain distribution	6,035	—	20,712
Total	49,981,378	24,235,908	20,473,939
Cost of shares repurchased	(6,359,946)	(1,414,092)	(1,669,531)
Exchanged into associated funds	(702,527)	(206,105)	(226,243)
Total	(7,062,473)	(1,620,197)	(1,895,774)
Increase in Net Assets from Capital Share Transactions	42,918,905	22,615,711	18,578,165
Increase in Net Assets	44,793,889	23,611,145	19,194,064
Net Assets:
Beginning of period	101,174	101,174	101,174
End of Period**	$44,895,063	$23,712,319	$19,295,238
* Commencement of operations. ** Including undistributed net investment income of	$27,764	$55,413	—

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization — Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) is a diversified open-end management investment company, or mutual fund, which consists of five separate and distinct funds: Seligman TargETFund Core (“TargETFund Core”), Seligman TargETFund 2015 (“TargETFund 2015”), Seligman TargETFund 2025 (“TargETFund 2025”), Seligman TargETFund 2035 (“TargETFund 2035”) and Seligman TargETFund 2045 (“TargETFund 2045”). The Series was incorporated under the laws of the state of Maryland on July 6, 2005. TargETFund Core, TargETFund 2015 and TargETFund 2025 had no operations prior to October 3, 2005 (commencement of operations) other than those relating to organizational matters and, for each Fund, the sale and issuance to Seligman Advisors, Inc. (the “Distributor”) of 1,870 Class A shares of Capital Stock for $13,352 and 700 shares for each of Class C, Class D, Class I and Class R shares, each at a cost of $4,998 on September 9, 2005, and 9,500 Class A shares, each at a cost of $67,830 on September 30, 2005.

On October 2, 2006, the Series added two new funds: TargETFund 2035 and TargETFund 2045. Prior to October 2, 2006, the new funds had no operations other than those relating to organizational matters and, for each new fund on September 21, 2006, the sale and issuance to the Distributor of 2,500 Class A shares of Capital Stock for $20,250 and 1,000 shares for each of Class C, Class D, Class I and Class R shares, each at a cost of $8,100.

2.	Multiple Classes of Shares — Each Fund of the Series currently offers five classes of shares. Certain of these shares are offered only to certain types of investors. Class B shares have been authorized by the Board of Directors but are not currently offered.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares primarily are sold with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ prospectus. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

Notes to Financial Statements

All classes of shares of a Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Series:

a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.	Federal Taxes — There is no provision for federal income tax. Each Fund will elect to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates. Distributions received from the Series’ investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the calendar year.

d.	Repurchase Agreements — Each Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Series’ custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

e.	Multiple Class Allocations — For each Fund, all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the period ended September 30, 2006, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

Notes to Financial Statements

f.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend date.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.50% per annum of the first $500 million of each Fund’s average daily net assets, 0.45% per annum of the next $500 million of each Fund’s average daily net assets and 0.40% per annum of each Fund’s average daily net assets in excess of $1 billion. The management fee reflected in the Statements of Operations for each Fund was 0.50% per annum of the average daily net assets of each of the Funds.

The Manager has contractually agreed through at least January 31, 2008 to reimburse each Fund’s “other expenses” (those expenses other than management fees, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses) to the extent that they exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. Prior to May 15, 2006, this expense limit was 0.34% per annum for all share classes. The Manager has reimbursed each Fund’s expenses so that for the period from October 3, 2005 to September 30, 2006, its other expenses were reduced to 0.23% (0.11% for Class I shares). For the period ended September 30, 2006, the amount of expenses reimbursed by the Manager and the amount receivable at September 30, 2006 were as follows:

Fund	Reimbursements	Receivable from Manager
TargETFund Core	$116,582	$ 22,512
TargETFund 2015	101,817	17,201
TargETFund 2025	98,278	19,890

For the period ended September 30, 2006, the Distributor, agent for the distribution of the Series’ shares, and Seligman Services Inc., each an affiliate of the Manager, received in the aggregate, commissions and concessions for sales of Class A and Class C shares; and commissions were paid to dealers for sales of Class A and Class C shares as follows:

Fund	Commissions and Concessions Retained by Affiliates	Dealer Commissions
TargETFund Core	$45,468	$391,263
TargETFund 2015	28,766	261,558
TargETFund 2025	17,373	149,460

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to a Fund pursuant to the Plan. For the period ended September 30, 2006, fees incurred by TargETFund Core, TargETFund 2015 and TargETFund 2025 aggregated $24,332, $11,719, and $9,445, respectively, or 0.25% per annum of average daily net assets of each Fund’s Class A shares.

Notes to Financial Statements

Under the Plan, with respect to Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C, Class D, and Class R shares for which the organizations are responsible; and fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

For the period ended September 30, 2006, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class C and Class D, and 0.50% per annum of the average daily net assets of Class R, were as follows:

Fund	Class C	Class D	Class R
TargETFund Core	$52,016	$62,096	$3,034
TargETFund 2015	44,208	20,473	29
TargETFund 2025	34,315	20,747	43

The Distributor and Seligman Services, Inc. are eligible to receive distribution and service fees pursuant to the Plan. For the period ended September 30, 2006, the Distributor and Seligman Services, Inc. received the following distribution and service fees:

Fund	Distribution and Service Fees
TargETFund Core	$314
TargETFund 2015	431
TargETFund 2025	370

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the period ended September 30, 2006, such charges were as follows:

Fund	Amount
TargETFund Core	$24,538
TargETFund 2015	7,119
TargETFund 2025	5,204

For the period ended September 30, 2006, Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

Fund	Amount
TargETFund Core	$42,507
TargETFund 2015	25,404
TargETFund 2025	24,176

These charges are determined in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than a Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I

Notes to Financial Statements

by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the period ended September 30, 2006, were as follows:

Fund	Purchases	Sales
TargETFund Core	$45,881,205	$4,699,081
TargETFund 2015	23,812,864	1,347,380
TargETFund 2025	20,188,782	1,681,083

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the period from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

For the TargETFund 2025, the tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales of $29,964. At September 30, 2006, the cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost
TargETFund Core	$42,491,775
TargETFund 2015	22,578,260
TargETFund 2025	18,596,133

At September 30, 2006, the tax basis components of accumulated earnings were as follows:

Fund	TargETFund Core		TargETFund 2015	TargETFund 2025
Gross unrealized appreciation of portfolio securities	$1,686,275		$892,695	$585,953
Gross unrealized depreciation of portfolio securities	(14,218)		—	—
Net unrealized appreciation of portfolio securities	1,672,057		892,695	585,953
Undistributed ordinary income	343,694	*	99,594	26,829
Total accumulated earnings	$2,015,751		$992,289	$612,782
* Includes a distribution of $169,866 paid on October 2, 2006.

For the period ended September 30, 2006, the tax characterization of all distributions paid to shareholders was ordinary income. TargETFund 2025 made a distribution in December 2005 as required by federal tax rules that was classified at the time of payment as from net investment income for financial reporting purposes. This distribution has been reclassified for financial reporting purposes as a distribution from net realized short-term gains in the accompanying statements of changes in net assets due to TargETFund 2025’s net investment loss for the full fiscal year.

Notes to Financial Statements

TargETFund Core, TargETFund 2015 and TargETFund 2025 repurchased 867,329, 186,150 and 217,183 shares, respectively, from shareholders aggregating $6,359,946, $1,414,092, and $1,669,531, respectively, of which approximately $33,800, $6,400, and $5,300, respectively, represent capital gain distributions. This information is provided for federal tax purposes only.

7.	Capital Share Transactions — The Board of Directors of the Series, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At September 30, 2006, each Fund of the Series (including TargETFund 2035 and TargETFund 2045) had authorized 600,000,000 shares of Capital Stock all at a par value of $0.001. Transactions in shares of Capital Stock were as follows:

TargETFund Core

October 3, 2005 (commencement of operations) to September 30, 2006

	Class A		Class C
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,067,288	$14,951,519	1,779,545	$13,010,657
Investment of dividends	16,586	120,473	4,800	34,849
Exchanged from associated funds	358,498	2,621,212	51,296	372,843
Investment of gain distribution	498	3,569	177	1,266
Total	2,442,870	17,696,773	1,835,818	13,419,615
Cost of shares repurchased	(396,785)	(2,918,656)	(183,931)	(1,335,393)
Exchanged into associated funds	(17,920)	(130,814)	(28,748)	(210,270)
Total	(414,705)	(3,049,470)	(212,679)	(1,545,663)
Increase	2,028,165	$14,647,303	1,623,139	$11,873,952

	Class D		Class I
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,050,909	$15,053,284	104,654	$757,047
Investment of dividends	5,318	38,684	1,028	7,465
Exchanged from associated funds	143,756	1,047,768	—	—
Investment of gain distribution	138	993	29	204
Total	2,200,121	16,140,729	105,711	764,716
Cost of shares repurchased	(162,058)	(1,187,553)	(19,653)	(144,171)
Exchanged into associated funds	(48,144)	(356,065)	—	—
Total	(210,202)	(1,543,618)	(19,653)	(144,171)
Increase	1,989,919	$14,597,111	86,058	$620,545

	Class R
	Shares	Amount
Net proceeds from sales of shares	267,769	$1,954,058
Investment of dividends	748	5,484
Investment of gain distribution	—	3
Total	268,517	1,959,545
Cost of shares repurchased	(104,902)	(774,173)
Exchanged into associated funds	(710)	(5,378)
Total	(105,612)	(779,551)
Increase	162,905	$1,179,994

Notes to Financial Statements

TargETFund 2015

October 3, 2005 (commencement of operations) to September 30, 2006

	Class A		Class C
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,181,485	$8,902,753	1,107,676	$8,319,044
Investment of dividends	1,729	12,516	1,219	8,830
Exchanged from associated funds	111,213	840,641	32,902	249,224
Total	1,294,427	9,755,910	1,141,797	8,577,098
Cost of shares repurchased	(79,091)	(603,281)	(53,170)	(403,395)
Exchanged into associated funds	(23,976)	(176,723)	(3,941)	(29,382)
Total	(103,067)	(780,004)	(57,111)	(432,777)
Increase	1,191,360	$8,975,906	1,084,686	$8,144,321

	Class D		Class I
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	628,441	$4,747,187	108,014	$790,822
Investment of dividends	560	4,053	350	2,534
Exchanged from associated funds	46,997	348,187	—	—
Total	675,998	5,099,427	108,364	793,356
Cost of shares repurchased	(31,123)	(236,923)	(22,766)	(170,493)
Increase	644,875	$4,862,504	85,598	$622,863

	Class R
	Shares	Amount
Net proceeds from sales of shares	210	$1,609
Investment of dividends	4	32
Exchanged from associated funds	1,087	8,476
Total	1,301	10,117
Increase	1,301	$10,117

Notes to Financial Statements

TargETFund 2025

October 3, 2005 (commencement of operations) to September 30, 2006

	Class A		Class C
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	738,615	$5,678,458	837,640	$6,358,736
Investment of gain distribution	1,198	8,722	1,009	7,348
Exchanged from associated funds	234,068	1,727,411	39,257	298,479
Total	973,881	7,414,591	877,906	6,664,563
Cost of shares repurchased	(124,940)	(960,080)	(58,358)	(451,587)
Exchanged into associated funds	(26,704)	(197,192)	(2,820)	(21,647)
Total	(151,644)	(1,157,272)	(61,178)	(473,234)
Increase	822,237	$6,257,319	816,728	$6,191,329

	Class D		Class I
	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	607,749	$4,688,867	180,532	$1,324,510
Investment of gain distribution	76	553	558	4,060
Exchanged from associated funds	47,669	366,046	—	—
Total	655,494	5,055,466	181,090	1,328,570
Cost of shares repurchased	(5,143)	(38,584)	(28,378)	(216,455)
Exchanged into associated funds	(950)	(7,404)	—	—
Total	(6,093)	(45,988)	(28,378)	(216,455)
Increase	649,401	$5,009,478	152,712	$1,112,115

	Class R
	Shares	Amount
Net proceeds from sales of shares	1,391	$10,720
Investment of gain distribution	4	29
Total	1,395	10,749
Cost of shares repurchased	(364)	(2,825)
Increase	1,031	$7,924

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman TargetHorizon ETF Portfolios, Inc.).

Notes to Financial Statements

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager, the Distributor and Seligman Data Corp. (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino, (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing services to the Seligman Funds, including serving as an investment adviser for the Seligman Funds and principal underwriter for the open-end Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide services to the Seligman Funds. There is no assurance that such exemptive relief will be granted.

Notes to Financial Statements

Seligman does not believe that the foregoing legal actions or possible actions should have a material adverse impact on Seligman or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

9.	Recently Issued Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Series is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Series is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Series’ financial statements.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Fund from its inception. Certain information reflects financial results for a single share of a Class that was held throughout the period shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any fees, sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized.

Seligman TargETFund Core

	October 3, 2005* to September 30, 2006
	Class A		Class C		Class D		Class I		Class R
Per Share Data:
Net Asset Value, Beginning of Period	$7.14		$7.14		$7.14		$7.14		$7.14
Income from Investment Operations:
Net investment income	0.17		0.12		0.12		0.20		0.15
Net realized and unrealized gain on investments	0.43		0.44		0.43		0.43		0.43
Total from Investment Operations	0.60		0.56		0.55		0.63		0.58
Less Distributions:
Dividends from net investment income	(0.14)		(0.09)		(0.09		(0.16)		(0.13)
Distributions from net realized capital gain	ø		ø		ø		ø		ø
Total Distributions	(0.14)		(0.09)		(0.09)		(0.16)		(0.13)
Net Asset Value, End of Period	$7.60		$7.61		$7.60		$7.61		$7.59
Total Return	8.58%		8.03%		7.88%		9.03%		8.32%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$15,505		$12,350		$15,138		$660		$1,242
Ratio of expenses to average net assets	0.98	%†	1.73	%†	1.73	%†	0.61	%†	1.23	%†
Ratio of net investment income to average net assets	2.34	%†	1.59	%†	1.59	%†	2.71	%†	2.09	%†
Portfolio turnover rate	21.70%		21.70%		21.70%		21.70%		21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.51	%†	2.26	%†	2.26	%†	0.90	%†	1.76	%†
Ratio of net investment income to average net assets	1.81	%†	1.06	%†	1.06	%†	2.42	%†	1.56	%†

See footnotes on page 31.

Financial Highlights

Seligman TargETFund 2015

	October 3, 2005* to September 30, 2006
	Class A		Class C		Class D		Class I		Class R
Per Share Data:
Net Asset Value, Beginning of Period	$7.14		$7.14		$7.14		$7.14		$7.14
Income from Investment Operations:
Net investment income	0.08		0.03		0.03		0.11		0.06
Net realized and unrealized gain on investments	0.69		0.71		0.71		0.68		0.70
Total from Investment Operations	0.77		0.74		0.74		0.79		0.76
Less Distributions:
Dividends from net investment income	(0.05)		(0.04)		(0.04)		(0.05)		(0.05)
Total Distributions	(0.05)		(0.04)		(0.04)		(0.05)		(0.05)
Net Asset Value, End of Period	$7.86		$7.84		$7.84		$7.88		$7.85
Total Return	10.78%		10.43%		10.43%		11.11%		10.63%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$9,452		$8,506		$5,059		$680		$16
Ratio of expenses to average net assets	0.98	%†	1.73	%†	1.73	%†	0.61	%†	1.23	%†
Ratio of net investment income to average net assets	1.12	%†	0.37	%†	0.37	%†	1.49	%†	0.87	%†
Portfolio turnover rate	11.63%		11.63%		11.63%		11.63%		11.63%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.88	%†	2.63	%†	2.63	%†	1.02	%†	2.13	%†
Ratio of net investment income (loss) to average net assets	0.22	%†	(0.53	)%†	(0.53	)%†	1.08	%†	(0.03	)%†

See footnotes on page 31.

Financial Highlights

Seligman TargETFund 2025

	October 3, 2005* to September 30, 2006
	Class A		Class C	Class D	Class I		Class R
Per Share Data:
Net Asset Value, Beginning of Period	$7.14		$7.14	$7.14	$7.14		$7.14
Income from Investment Operations:
Net investment income	0.03		(0.03)	(0.03)	0.05		0.01
Net realized and unrealized gain on investments	0.74		0.77	0.77	0.73		0.75
Total from Investment Operations	0.77		0.74	0.74	0.78		0.76
Less Distributions:
Distributions from net realized capital gain	(0.04)		(0.04)	(0.04)	(0.04)		(0.04)
Total Distributions	(0.04)		(0.04)	(0.04)	(0.04)		(0.04)
Net Asset Value, End of Period	$7.87		$7.84	$7.84	$7.88		$7.86
Total Return	10.87%		10.42%	10.42%	11.05%		10.72%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,564		$6,412	$5,097	$1,209		$14
Ratio of expenses to average net assets	0.98	%†	1.73%†	1.73%†	0.61	%†	1.23	%†
Ratio of net investment income (loss) to average net assets	0.34	%†	(0.41)%†	(0.41)%†	0.71	%†	0.09	%†
Portfolio turnover rate	16.54%		16.54%	16.54%	16.54%		16.54%
Without expense reimbursement:††
Ratio of expenses to average net assets	2.01	%†	2.76%†	2.76%†	1.02	%†	2.26	%†
Ratio of net investment loss to average net assets	(0.69	)%†	(1.44)%†	(1.44)%†	0.31	%†	(0.94	)%†

*	Commencement of operations. Total return is calculated from the opening of business on October 3, 2005.
†	Annualized.
††	The Manager reimburses certain expenses of the Fund.
ø	A short-term gain of $0.004 per share was paid.

See Notes to Financial Statements.

Report of Independent Registered
Public Accounting Firm

The Board of Directors and Shareholders,
Seligman TargetHorizon ETF Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman TargetHorizon ETF Portfolios, Inc. (the “Funds”) comprising Seligman TargETFund Core, Seligman TargETFund 2015, and SeligmanTargETFund 2025 as of September 30, 2006, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from October 3, 2005 (commencement of operations) through September 30, 2006. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Seligman TargetHorizon ETF Portfolios, Inc. as of September 30, 2006, the results of their operations, the changes in their net assets, and the financial highlights for the period from October 3, 2005 (commencement of operations) through September 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 29, 2006

Directors and Officers
Information pertaining to the Directors and Officers of Seligman TargetHorizon ETF Portfolios is set forth below.

Independent Directors

Name, (Age), Position(s) held with Funds\\o	Principal Occupation(s) During Past Five Years, Directorships and Other Information
John R. Galvin (77)[1,3] • Director: 2005 to Date • Oversees 60 Portfolios in Fund Complex
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Director, Raytheon Co. (defense and commercial electronics), Governor of the Center for Creative Leadership, and Trustee, Institute for Defense Analyses. From February 1995 until June 1997, he was a Director of USLIFE Corporation (life insurance). From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, NATO, and the Commander-in-Chief, United States European Command.

Frank A. McPherson (73)[2,3] • Director: 2005 to Date • Oversees 60 Portfolios in Fund Complex
Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, DCP Midstream GP, LLP (natural gas processing), Integris Health (owner of various hospitals), Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation, and Oklahoma Foundation for Excellence in Education. Formerly, Director, ConocoPhillips (integrated international oil corporation), Kimberly-Clark Corporation (consumer products) and BOK Financial (bank holding company). From 1990 until 1994, Director, the Federal Reserve System’s Kansas City Reserve Bank.

Betsy S. Michel (64)[1,3] • Director: 2005 to Date • Oversees 60 Portfolios in Fund Complex
Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Trustee, The Geraldine R. Dodge Foundation (charitable foundation). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI); and Trustee, World Learning, Inc. (international educational training), and Council of New Jersey Grantmakers.

Leroy C. Richie (65)[1,3] • Director: 2005 to Date • Oversees 59 Portfolios in Fund Complex
Counsel, Lewis & Munday, P.C. (law firm); Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (with the exception of Seligman Cash Management Fund, Inc.); Director, Kerr-McGee Corporation (diversified energy and chemical company), Infinity, Inc. (oil and gas services and exploration), and Vibration Control Technologies, LLC (auto vibration technology); Lead Outside Director, Digital Ally Inc. (digital imaging); Director and Chairman, Highland Park Michigan Economic Development Corp.; and Chairman, Detroit Public Schools Foundation. Formerly, Trustee, New York University Law Center Foundation; and Vice Chairman, Detroit Medical Center and Detroit Economic Growth Corp. From 1990 until 1997, Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

See footnotes on page 35.

Directors and Officers

Independent Directors (continued)

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Robert L. Shafer (74)[2,3] • Director: 2005 to Date • Oversees 60 Portfolios in Fund Complex
Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations; and Director or Trustee of each of the investment companies of the Seligman Group of Funds†. From May 1987 until June 1997, Director, USLIFE Corporation (life insurance) and from 1973 until January 1996, Vice President, Pfizer Inc. (pharmaceuticals).

James N. Whitson (71)[1,3] • Director: 2005 to Date • Oversees 60 Portfolios in Fund Complex
Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television networks).

Interested Directors and Principal Officers
William C. Morris* (68) • Director and Chairman of the Board: 2005 to Date • Oversees 60 Portfolios in Fund Complex
Chairman, J. & W. Seligman & Co. Incorporated; Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman, Seligman Advisors, Inc., Seligman Services, Inc. and Carbo Ceramics Inc. (manufacturer of ceramic proponents for oil and gas industry); Director, Seligman Data Corp.; and President and Chief Executive Officer of The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino* (54) • Director, President, and Chief Executive Officer: 2005 to Date • Oversees 59 Portfolios in Fund Complex
Director and President, J. & W. Seligman & Co. Incorporated; President, Chief Executive Officer, and, with the exception of Seligman Cash Management Fund, Inc., Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; Member of the Board of Governors of the Investment Company Institute; and Director (formerly Chairman), ICI Mutual Insurance Company.

John B. Cunningham (42) • Vice President and Co-Portfolio Manager: 2005 to Date
Managing Director and Chief Investment Officer, J. & W. Seligman & Co. Incorporated; Vice President and Portfolio Manager of Tri-Continental Corporation and Seligman Common Stock Fund, Inc. and Vice President and Co-Portfolio Manager of Seligman Income and Growth Fund, Inc. Vice President of Seligman Portfolios, Inc. and Portfolio Manager of its Common Stock Portfolio. Formerly, Managing Director, Senior Portfolio Manager of Salomon Brothers Asset Management.

See footnotes on page 35.

Directors and Officers

Interested Directors and Principal Officers (continued)

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Eleanor T.M. Hoagland (55) • Vice President and Chief Compliance Officer: 2005 to Date	Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Chief Compliance Officer for each of the investment companies of the Seligman Group of Funds†.
Charles W. Kadlec (60) • Vice President and Co-Portfolio Manager: 2005 to Date
Director and Managing Director, J. & W. Seligman & Co. Incorporated and President, Seligman Advisors, Inc. and Seligman Services, Inc. Vice President and Portfolio Manager of Seligman Time Horizon/Harvester Series.

Thomas G. Rose (48) • Vice President: 2005 to Date
Managing Director, Chief Financial Officer, Senior Vice President, Finance, and Treasurer, J. & W. Seligman & Co. Incorporated; Senior Vice President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†, Seligman Services, Inc. and Seligman International, Inc.

Lawrence P. Vogel (50) • Vice President and Treasurer: 2005 to Date
Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds† and Treasurer of Seligman Data Corp.

Frank J. Nasta (42) • Secretary: 2005 to Date
Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†; and Corporate Secretary, Seligman Advisors, Inc., Seligman Services, Inc., Seligman International, Inc. and Seligman Data Corp.

The Series’ Statement of Additional Information (SAI) includes additional information about Series directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Series, or to make shareholder inquiries.

ø	The address for each of the directors and officers is 100 Park Avenue, 8th floor, New York, NY 10017. Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board of Directors.

†	The Seligman Group of Funds consists of 24 registered investment companies.

*	Messrs. Morris and Zino are considered “interested persons” of the Series, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee 2 Director Nominating Committee 3 Board Operations Committee

Additional Series Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Series’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectus or statement of additional information.

ITEM 2.	CODE OF ETHICS.
As of September 30, 2006, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) - (d) Aggregate fees billed to the registrant for the period from inception October 3, 2005 to September 30, 2006 for professional services rendered by the registrant’s principal accountant were as follows:

2006
Audit Fees	$45,000
Audit-Related Fees	—
Tax Fees	—
All Other Fees	—

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

Aggregate fees billed by the registrant’s principal accountant for the period October 3, 2005 to September 30, 2006 for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

2006
Audit-Related Fees	$129,300
Tax Fees	12,990
All Other Fees	—

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent and (ii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor. Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent.

(e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) - (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the period October 3, 2005 to September 30, 2006 by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $144,790.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Board of Directors of the Registrant has a adopted a Nominating Committee Charter which provides that the Nominating Committee (the “Committee”) may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Registrant occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1) Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:
/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	December 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	December 7, 2006

By:
/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date:	December 7, 2006

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.